OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
Right-of-use-asset	($)
Balance at March 31, 2024	42,033
Amortization	(20,175)
Balance at March 31, 2025	21,858
Amortization	(20,177)
Balance at March 31, 2026	1,681

Schedule of changes in the lease liability
Lease liability	($)
Balance at March 31, 2025	28,764
Lease payment – base rent portion	(28,165)
Lease liability – accretion expense	1,748
Balance at March 31, 2026	2,347
Current portion	2,347
Long-term portion	–

Schedule of future lease payments
Future lease payments (base rent portion only)	($)
Fiscal 2027 (April 1, 2026 to April 29, 2027)	2,347
Total undiscounted lease payments	2,347
Less: imputed interest	–
Lease liability as at March 31, 2026	2,347